Segment Reporting	12 Months Ended
Jan. 28, 2012
Segment Reporting

(10) Segment Reporting

The Company evaluates performance internally and manages the business on the basis of one operating segment; therefore, it has only one reportable segment. All of the Company’s identifiable assets are located in the United States.

Set forth below is data for the following groups of products – leisure, fashion and home, and party and snack. The percentage of net sales represented by each product group is as follows:

Sales by Product Group	Percentage of Sales
	Fiscal Year
	2009	2010	2011
Leisure	51.7%	50.5%	50.5%
Fashion and home	31.7	33.1	33.0
Party and snack	16.6	16.4	16.5

Total	100.0%	100.0%	100.0%

Leisure includes items such as sporting goods, games, toys, media, books, electronic accessories, and arts and crafts.

Fashion and home includes items such as personal accessories, “attitude” t-shirts, beauty offerings, home goods and storage options.

Party and snack includes items such as party and seasonal goods, greeting cards, candy and other snacks, and beverages.